EQUITY-ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Balance, as at December 31, 2024			$ 753
Investment			41
Share of net loss	$ 1	$ (7)	(1)	$ (22)
Share of other comprehensive income			27
Dividends received			(1)
Foreign exchange translation and other			(3)
Balance, as at June 30, 2025	$ 816		$ 816